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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07398
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/12

Item 1. Reports to Stockholders.

Invesco Van Kampen Pennsylvania Value
Municipal Income Trust
Semiannual Report to Shareholders ▪ August 31, 2012
NYSE: VPV

2	Trust Performance
2	Trust Updates
3	Dividend Reinvestment Plan
4	Schedule of Investments
11	Financial Statements
14	Notes to Financial Statements
20	Financial Highlights
21	Approval of Investment Advisory and Sub-Advisory Agreements
23	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/29/12 to 8/31/12

Trust at NAV	6.11%

Trust at Market Value	5.60

Barclays Pennsylvania Municipal Index▼	3.00

Market Price Discount to NAV as of 8/31/12	-1.94
Source(s): ▼Barclays via FactSet Research Systems Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Pennsylvania Municipal Index is an unmanaged index considered representative of Pennsylvania investment-grade municipal bonds.
     The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Trust Updates
Preferred Shares
On May 10, 2012, the Trust successfully priced and placed a private offering of Variable Rate Muni Term Preferred Shares (“VMTP”) in the amount of $130,100,000 pursuant to an offering exempt from registration under the Securities Act of 1933. VMTP is a variable rate form of preferred stock with a mandatory redemption date. The proceeds of the VMTP were used to redeem all of the Trust’s outstanding auction rate preferred shares (“ARPS”) at their liquidation preference (sometimes referred to as “at par”), together with accrued and unpaid dividends, if any, to the redemption date. As of June 6, 2012, all of the Trust’s ARPS were redeemed in full.
Redomestication and Upcoming Name Change
At a shareholder meeting held on August 14, 2012, shareholders of the Trust approved the redomestication of the Trust to a Delaware statutory trust. The redomestication was completed on August 27, 2012.
     In addition, the Trust will change its name to “Invesco Pennsylvania Value Municipal Income Trust” effective December 3, 2012.

NYSE Symbol	VPV
2 Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account:
You may increase the amount of shares in your Trust easily and automatically with the Plan.
■	Low transaction costs:
Shareholders who participate in the Plan are able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by a Trust, there is no fee, and when shares are bought in blocks on the open market, the per share fee is shared among all Participants.
■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.
■	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your reinvestment shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you’ll pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. If your Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if your Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.

2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and applicable per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
  To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3 Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–154.39%
Pennsylvania–140.26%
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 2008, University RB	5.00%	03/01/21	$1,165	$1,301,736

Series 2011 A, University RB	5.50%	03/01/29	1,600	1,848,144

Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,062,940

Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital);
Series 2005 A, RB	5.00%	04/01/25	735	728,877

Series 2005 A, RB	5.13%	04/01/35	3,145	3,005,110

Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/39	2,750	3,101,615

Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC); Series 1999, Cargo Facilities Lease RB(a)	6.63%	09/01/24	1,785	1,632,525

Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/35	1,215	1,313,172

Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.13%	09/01/31	1,010	997,325

Allegheny (County of) Redevelopment Authority (Robinson Mall); Series 2000 A, Tax Increment Allocation RB	7.00%	11/01/17	840	840,176

Allentown (City of) Commercial & Industrial Development Authority (Diocese of Allentown); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(b)(c)	0.21%	12/01/29	2,000	2,000,000

Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 A, Ref. PCR	2.15%	03/01/17	2,300	2,311,224

Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2006 B, Ref. VRD PCR (LOC–Citibank, N.A.)(b)(c)	0.19%	12/01/35	3,500	3,500,000

Beaver (County of); Series 2009, Unlimited Tax GO Notes (INS–AGM)(d)	5.55%	11/15/31	4,935	5,526,706

Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. First Mortgage RB(a)	6.13%	11/01/34	1,425	1,431,740

Berks (County of) Municipal Authority (Albright College);
Series 2004, RB	5.50%	10/01/16	1,695	1,721,205

Series 2004, RB	5.50%	10/01/17	1,800	1,823,202

Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/40	3,000	3,307,980

Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS–AGM)(d)	5.25%	01/15/25	3,000	3,467,610

Bradford (County of) Industrial Development Authority (International Paper); Series 2005 B, Ref. Solid Waste Disposal RB(a)	5.20%	12/01/19	1,000	1,074,020

Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	6.25%	01/01/35	2,300	2,327,416

Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,200	2,223,298

Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	3,600	4,088,124

Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2009, RB (INS–AGC)(d)	6.13%	11/15/39	2,185	2,303,493

Series 2011, RB	6.25%	11/15/41	1,250	1,451,650

Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. First Mortgage RB	6.38%	12/01/19	1,000	1,001,810

Series 1999, Ref. First Mortgage RB	6.38%	12/01/24	1,000	1,001,420

Clairton (City of) Municipal Authority; Series 2012 B, RB	5.00%	12/01/37	2,000	2,052,320

Coatesville School District; Series 2010, Limited Tax GO Bonds (INS–AGM)(d)	5.00%	08/15/30	2,650	3,095,068

Commonwealth Financing Authority; Series 2010 B, RB	5.00%	06/01/23	1,775	2,123,947

Connellsville Area School District; Series 2008 B, Limited Tax GO Notes (INS–AGM)(d)	5.00%	11/15/37	1,000	1,018,510

Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.00%	01/01/30	1,600	1,715,344

Series 2010, RB	6.00%	01/01/40	2,885	3,056,427

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	$1,850	$2,064,822

Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries);
Series 2007, RB	5.00%	01/01/27	2,000	2,081,980

Series 2007, RB	5.00%	01/01/36	3,000	3,078,480

Cumberland (County of) Municipal Authority (Dickinson College); Series 2012, RB	5.00%	11/01/42	1,000	1,112,410

Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	2,000	2,171,480

Daniel Boone Area School District; Series 2008, Limited Tax GO Notes	5.00%	08/15/32	2,000	2,202,320

Dauphin (County of) General Authority (Hapsco Western Hospital); Series 1992 B, Ref. RB(e)	6.25%	07/01/16	2,810	3,154,478

Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	5.75%	06/01/20	5,475	6,389,653

Deer Lakes School District; Series 2009, Limited Tax GO Bonds (INS–AGC)(d)	5.38%	04/01/34	1,000	1,132,280

Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS–Radian)(d)	5.75%	07/01/23	360	360,403

Delaware (County of) Authority (Elwyn);
Series 2010, RB	5.00%	06/01/19	1,875	2,009,719

Series 2010, RB	5.00%	06/01/24	1,755	1,798,822

Series 2010, RB	5.00%	06/01/25	750	766,793

Series 2010, RB (INS–NATL)	5.00%	06/01/23	975	1,001,452

Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	600	650,004

Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.);
Series 2005 A, Water Facilities RB (INS–NATL)(a)(d)	5.00%	11/01/37	2,750	2,864,538

Series 2005 B, Water Facilities RB (INS–NATL)(a)(d)	5.00%	11/01/36	4,000	4,169,040

Series 2005 C, Water Facilities RB (INS–NATL)(a)(d)	5.00%	02/01/35	3,000	3,099,450

Delaware (County of) Industrial Development Authority (Philadelphia Suburban Water); Series 2001, Water Facilities RB (INS–AMBAC)(a)(d)	5.35%	10/01/31	2,500	2,503,925

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	2,000	2,201,300

Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/17	8,000	9,343,200

Series 2002, RB	5.75%	07/01/32	2,500	3,120,575

Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2008, College RB	5.50%	03/15/38	1,000	1,075,030

Exeter Township School District; Series 2003, Unlimited Tax GO Bonds (INS–NATL)(d)	5.00%	05/15/25	2,000	2,095,620

Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,980	3,227,012

Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital RB	5.90%	07/01/40	2,000	2,038,600

Geisinger Authority (Geisinger Health System Foundation); Series 2005 C, VRD Health System RB(b)	0.16%	08/01/28	6,000	6,000,000

Geisinger Authority; Series 2011 A 1, Health System RB	5.13%	06/01/41	1,500	1,684,080

Lancaster (County of) Higher Education Authority (Franklin & Marshall College); Series 2008, RB	5.00%	04/15/37	3,430	3,740,655

Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	1,390	1,491,984

Lancaster (County of) Hospital Authority (Lancaster General Hospital); Series 2012, Health System RB	5.00%	07/01/42	3,000	3,286,680

Lehigh & Northampton (Counties of) Airport Authority (Lehigh Valley Airport System);
Series 2005 A, Ref. RB (INS–NATL)(a)(d)	5.00%	01/01/20	1,240	1,278,886

Series 2005 A, Ref. RB (INS–NATL)(a)(d)	5.00%	01/01/22	1,360	1,393,442

Series 2005 A, Ref. RB (INS–NATL)(a)(d)	5.00%	01/01/23	675	689,182

Lehigh (County of) General Purpose Authority (Cedar Crest College); Series 2006, College RB (INS–Radian)(d)	5.00%	04/01/26	1,510	1,542,692

Lehigh (County of) General Purpose Authority (Lehigh Valley Health); Series 2005 B, Hospital RB (INS–AGM)(d)	5.00%	07/01/35	1,000	1,079,230

Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	4,250	4,756,302

Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	3,750	4,125,825

Monroe (County of) Hospital Authority (Pocono Medical Center);
Series 2003, RB(e)(f)	6.00%	01/01/14	3,000	3,228,420

Series 2007, RB	5.25%	01/01/43	3,000	3,122,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/31	$3,000	$3,391,350

Montgomery (County of) Higher Education & Health Authority (Dickinson College); Series 2006 FF1, RB (INS–CIFG)(d)	5.00%	05/01/31	550	583,875

Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB	5.00%	11/15/27	2,400	2,612,688

Series 2012, Ref. RB	5.00%	11/15/28	500	542,585

Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2006 A, RB	4.50%	11/15/36	3,000	3,017,520

Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	3,905	4,385,393

Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2008, Mortgage RB	7.00%	02/01/36	1,500	1,601,190

Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.25%	02/01/35	750	762,690

Northampton (County of) General Purpose Authority (Lehigh University);
Series 2009, Higher Education RB	5.50%	11/15/33	4,000	4,620,200

Series 2009, Higher Education RB	5.00%	11/15/39	2,000	2,202,300

Northampton (County of) General Purpose Authority (St. Luke’s Hospital);
Series 2008 A, Hospital RB	5.50%	08/15/35	2,000	2,134,080

Series 2010 C, Hospital RB(f)(g)	4.50%	08/15/16	2,000	2,185,880

Northeastern York School District;
Series 2007 B, Limited Tax GO Bonds (INS–NATL)(d)	5.00%	04/01/30	1,000	1,091,070

Series 2007 B, Limited Tax GO Bonds (INS–NATL)(d)	5.00%	04/01/31	2,000	2,178,540

Owen J. Roberts School District; Series 2006, Unlimited Tax GO Notes (INS–AGM)(d)(h)	5.00%	05/15/35	16,695	17,769,490

Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/34	1,750	1,964,358

Pennsylvania (State of) Economic Development Financing Authority (Allegheny Energy Supply Co.); Series 2009, RB	7.00%	07/15/39	4,220	5,053,197

Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB(a)	5.00%	11/01/41	1,530	1,662,697

Pennsylvania (State of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. Water Facility RB(a)	5.00%	12/01/34	2,000	2,211,000

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility);
Series 2009, Sewage Sludge Disposal RB	5.50%	01/01/18	1,000	1,110,610

Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	2,000	2,292,320

Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB(a)	5.10%	10/01/27	3,690	3,895,312

Pennsylvania (State of) Higher Educational Facilities Authority (Clarion University Foundation Inc.);
Series 2003 A, RB (INS–SGI)(d)	5.25%	07/01/18	1,500	1,517,655

Series 2003 A, RB (INS–SGI)(d)	5.00%	07/01/28	1,000	1,002,850

Series 2003 A, RB (INS–SGI)(d)	5.00%	07/01/33	1,500	1,502,565

Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB	6.00%	07/01/43	1,000	1,127,570

Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University);
Series 2003, RB(e)(f)	5.50%	05/01/13	4,000	4,136,640

Series 2012, RB	5.00%	05/01/42	2,300	2,479,492

Pennsylvania (State of) Higher Educational Facilities Authority (Messiah College); Series 2003 AA3, RB (INS–Radian)(d)	5.50%	11/01/22	3,000	3,130,470

Pennsylvania (State of) Higher Educational Facilities Authority (Philadelphia University of Sciences); Series 2005 A, RB (INS–SGI)(d)	5.00%	11/01/36	2,320	2,417,672

Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/40	5,000	5,511,700

Pennsylvania (State of) Higher Educational Facilities Authority (State System Higher Education); Series 2010 AL, RB	5.00%	06/15/21	1,450	1,765,056

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2002, RB	5.38%	01/01/25	1,540	1,556,940

Series 2010, RB	5.00%	03/01/40	1,000	1,108,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2005 C, RB(h)	5.00%	07/15/38	$15,925	$17,389,463

Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2012 A, RB	5.00%	08/15/42	1,030	1,143,815

Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/42	2,320	2,416,094

Pennsylvania (State of) Housing Finance Agency; Series 2007 100A, Single Family Mortgage RB(a)	5.10%	10/01/22	360	385,207

Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB(h)	5.00%	06/15/21	12,135	14,503,024

Pennsylvania (State of) Turnpike Commission;
Series 2004 A, RB (INS–AMBAC)(d)	5.25%	12/01/21	1,200	1,309,008

Series 2005 D, Ref. VRD Registration Fee RB (INS–AGM)(b)(d)	0.30%	07/15/41	875	875,000

Series 2008 A 1, RB (INS–AGC)(d)(h)	5.00%	06/01/38	12,995	14,033,170

Series 2009 C, Sub. Conv. CAB RB (INS–AGM)(d)(i)	0.00%	06/01/33	5,840	6,054,386

Series 2009 E, Sub. Conv. CAB RB(i)	0.00%	12/01/38	720	678,910

Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	1,000	1,108,430

Series 2010 A 2, Motor License Fund Special Conv. CAB RB(i)	0.00%	12/01/34	2,065	1,982,978

Series 2010 B 2, Conv. CAB RB(i)	0.00%	12/01/30	1,875	1,799,456

Series 2010 B 2, Conv. CAB RB(i)	0.00%	12/01/35	1,500	1,410,315

Series 2011 B, Sub. Motor License Fund Special RB(h)	5.00%	12/01/41	11,000	12,400,190

Pennsylvania (State of);
First Series 2006, Unlimited Tax GO Bonds	5.00%	10/01/23	3,000	3,458,100

First Series 2011, Unlimited Tax GO Bonds(h)	5.00%	11/15/30	15,000	18,004,650

Pennsylvania State University;
Series 2005, RB	5.00%	09/01/29	2,000	2,191,940

Series 2005, RB	5.00%	09/01/35	4,000	4,421,000

Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/41	1,930	2,139,733

Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB	5.00%	05/15/40	4,995	5,473,971

Philadelphia (City of) Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/32	450	486,072

Series 2012, RB	6.25%	04/01/37	500	549,900

Philadelphia (City of) Industrial Development Authority (First Philadelphia Charter School); Series 2007 A, RB	5.85%	08/15/37	2,500	2,525,575

Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/40	1,000	1,079,310

Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	2,815	2,736,687

Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	1,660	1,873,111

Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	1,250	1,362,525

Philadelphia (City of) Industrial Development Authority (Please Touch Museum); Series 2006, RB	5.25%	09/01/21	2,610	2,491,088

Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB(a)	7.75%	12/01/17	2,000	2,003,220

Philadelphia (City of) Parking Authority; Series 1999 A, RB (INS–AMBAC)(d)	5.25%	02/15/29	1,645	1,647,632

Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.00%	08/01/30	1,500	1,627,890

Ninth Series 2010, Gas Works RB	5.25%	08/01/40	3,610	3,866,671

Series 2008 A, Ref. Unlimited Tax GO Bonds (INS–AGM)(d)	5.25%	12/15/25	3,500	3,934,665

Series 2009 A, Ref. Unlimited Tax GO Bonds (INS–AGC)(d)	5.50%	08/01/24	1,500	1,739,940

Series 2009 A, Water & Wastewater RB	5.25%	01/01/36	1,500	1,669,950

Series 2009 B, Limited Tax GO Bonds (INS–AGC)(d)	7.13%	07/15/38	1,040	1,194,658

Series 2010 A, Airport RB	5.00%	06/15/40	2,500	2,687,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Series 2010 C, Water & Wastewater RB (INS–AGM)(d)	5.00%	08/01/35	$2,750	$3,100,872

Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	2,000	2,360,480

Twelfth Series 1990 B, Gas Works RB(e)	7.00%	05/15/20	2,785	3,470,583

Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS–BHAC)(d)	5.13%	09/01/23	2,500	2,863,250

Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(d)	5.00%	02/01/31	3,235	3,652,574

Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority; Series 2010, Ref. Hotel Room Excise Tax RB (INS–AGM)(d)	5.00%	02/01/35	2,000	2,166,260

Pittsburgh (City of) Public Parking Authority; Series 2005 A, Ref. RB (INS–NATL)(d)	5.00%	12/01/25	2,215	2,320,833

Pittsburgh (City of) Urban Redevelopment Authority; Series 1999 C, RB (CEP–GNMA/FNMA)(a)	5.70%	04/01/30	460	460,635

Pittsburgh (City of) Water & Sewer Authority;
Series 2008 D1, First Lien RB (INS–AGM)(d)	5.00%	09/01/24	2,000	2,247,580

Series 2008 D1, First Lien RB (INS–AGM)(d)	5.00%	09/01/25	3,000	3,363,090

Radnor Township School District;
Series 2005 B, Unlimited Tax GO Bonds (INS–AGM)(d)	5.00%	02/15/28	1,500	1,650,990

Series 2005 B, Unlimited Tax GO Bonds (INS–AGM)(d)	5.00%	02/15/35	1,500	1,640,955

Southeastern Pennsylvania Transportation Authority; Series 2011, Capital Grant Receipts RB	5.00%	06/01/29	2,480	2,856,018

State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS–AGC)(d)	5.00%	11/15/33	2,500	2,746,575

State Public School Building Authority (Jefferson County Dubois Technology School); Series 2004, RB (INS–NATL)(d)	5.38%	02/01/23	2,360	2,584,814

Susquehanna Area Regional Airport Authority;
Series 2003 A, Airport System RB (INS–AMBAC)(a)(d)	5.50%	01/01/18	2,545	2,554,696

Series 2003 A, Airport System RB (INS–AMBAC)(a)(d)	5.38%	01/01/21	2,140	2,145,157

Series 2003 A, Airport System RB (INS–AMBAC)(a)(d)	5.38%	01/01/23	5,205	5,214,577

Series 2003 D, Sub. Airport System RB	5.38%	01/01/18	5,475	5,499,966

Trinity Area School District; Series 2003, Unlimited Tax GO Bonds(e)(f)	5.25%	11/01/13	2,850	3,016,868

Twin Valley School District; Series 2006, Unlimited Tax GO Bonds(e)(f)	5.25%	10/01/15	1,820	2,093,855

Union (County of) Higher Educational Facilities Financing Authority (Bucknell University); Series 2002 A, University RB	5.25%	04/01/19	1,000	1,028,780

Union (County of) Hospital Authority (Evangelical Community Hospital);
Series 2004, RB (INS–Radian)(d)	5.25%	08/01/24	2,300	2,364,101

Series 2011, Ref. & Improvement RB	7.00%	08/01/41	3,000	3,585,930

Unity (Township of) Municipal Authority; Series 2004, RB (INS–AGM)(d)	5.00%	12/01/24	1,285	1,354,210

University of Pittsburgh–of the Commonwealth System of Higher Education (University Capital);
Series 2000 B, Ref. RB(h)	5.25%	09/15/34	10,000	11,551,800

Series 2005 A, RB(h)(j)	5.25%	09/15/30	10,000	11,956,400

Washington (County of) Industrial Development Authority (Washington Jefferson College);
Series 2010, College RB	5.25%	11/01/30	1,500	1,683,135

Series 2010, College RB	5.00%	11/01/36	1,700	1,857,539

Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB(f)(g)	5.45%	07/01/17	480	492,245

West Mifflin Area School District;
Series 2009, Limited Tax GO Bonds (INS–AGM)(d)	5.50%	04/01/24	500	596,660

Series 2009, Limited Tax GO Bonds (INS–AGM)(d)	5.13%	04/01/31	1,500	1,689,855

Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group); Series 2005 A, Retirement Community RB	5.75%	01/01/26	2,350	2,421,863

Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	2,650	2,937,075

				515,299,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–9.46%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.13%	07/01/37	$3,000	$3,008,970

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.50%	07/01/21	1,000	1,108,550

Series 2008 WW, RB	5.00%	07/01/28	2,000	2,094,020

Series 2008 WW, RB	5.25%	07/01/33	1,500	1,578,675

Series 2010 XX, RB	5.75%	07/01/36	2,000	2,193,100

Puerto Rico (Commonwealth of) Industrial Tourist Educational, Medical and Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.00%	04/01/27	1,600	1,635,392

Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS–AMBAC)(d)	5.50%	07/01/27	1,930	2,174,010

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010, Conv. CAB RB(i)	0.00%	08/01/33	2,260	1,942,357

First Subseries 2010 A, CAB RB(i)	0.00%	08/01/34	5,000	1,507,850

First Subseries 2010 A, CAB RB(i)	0.00%	08/01/35	2,500	702,900

First Subseries 2010 A, CAB RB(i)	0.00%	08/01/36	7,800	2,046,642

First Subseries 2010 A, RB	5.38%	08/01/39	1,500	1,605,840

First Subseries 2010 C, RB	5.25%	08/01/41	2,000	2,126,960

Series 2011 C, RB(h)	5.00%	08/01/40	3,750	4,065,375

Series 2011 C, RB(h)	5.25%	08/01/40	6,250	6,962,313

				34,752,954

Guam–2.88%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	1,250	1,405,512

Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,065	1,197,252

Guam (Territory of) International Airport Authority; Series 2003 B, General RB (INS–NATL)(d)	5.25%	10/01/21	1,585	1,617,366

Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	1,285	1,345,061

Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	3,000	3,082,290

Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	1,700	1,919,878

				10,567,359

Virgin Islands–1.79%
University of the Virgin Islands; Series 2004 A, Improvement RB(e)(f)	5.38%	12/01/14	1,500	1,663,470

Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	915	918,074

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,425	2,856,723

Virgin Islands (Government of) Water & Power Authority; Series 2007 A, Electric System RB	5.00%	07/01/25	1,090	1,151,149

				6,589,416

TOTAL INVESTMENTS(k)–154.39% (Cost $522,690,803)				567,208,737

FLOATING RATE NOTE OBLIGATIONS–(20.06%)
Notes with interest rates ranging from 0.16% to 0.32% at 08/31/12 and contractual maturities of collateral ranging from 06/15/21 to 12/01/41 (See Note 1I)(l)				(73,695,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(35.41%)				(130,100,000)

OTHER ASSETS LESS LIABILITIES–1.08%				3,978,234

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$367,391,971

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
CIFG	– CIFG Assurance North America, Inc.
Conv.	– Convertible
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Radian	– Radian Asset Assurance, Inc.
RB	– Revenue Bonds
Ref.	– Refunding
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(h)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1I.
(i)	Zero coupon bond issued at a discount.
(j)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage

Assured Guaranty Municipal Corp.	13.0%

National Public Finance Guarantee Corp.	5.5

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2012. At August 31, 2012, the Trust’s investments with a value of $128,635,875 are held by Dealer Trusts and serve as collateral for the $73,695,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments
as of August 31, 2012

Revenue Bonds	79.8%

General Obligation Bonds	13.9

Pre-refunded Bonds	4.1

Other	2.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $522,690,803)	$567,208,737

Receivable for:
Investments sold	5,975,000

Interest	6,307,224

Deferred offering costs	382,075

Other assets	7,500

Total assets	579,880,536

Liabilities:
Floating rate note obligations	73,695,000

Variable rate muni term preferred shares, at liquidation value ($0.01 par value, 1,301 shares issued with liquidation preference of $100,000 per share)	130,100,000

Payable for:
Investments purchased	3,556,419

Amount due custodian	4,975,506

Income distributions — preferred and common shares	69,726

Accrued fees to affiliates	37

Accrued interest expense	22,252

Accrued other operating expenses	69,625

Total liabilities	212,488,565

Net assets applicable to common shares	$367,391,971

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$350,346,158

Undistributed net investment income	5,732,492

Undistributed net realized gain (loss)	(33,204,613)

Unrealized appreciation	44,517,934

$367,391,971

Shares outstanding, no par value, with an unlimited number of shares authorized:
Common shares outstanding	23,811,543

Net asset value per common share	$15.43

Market value per common share	$15.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$12,766,319

Expenses:
Advisory fees	1,572,646

Administrative services fees	51,627

Custodian fees	6,901

Interest, facilities and maintenance fees	924,284

Transfer agent fees	25,661

Trustees’ and officers’ fees and benefits	19,056

Other	107,017

Total expenses	2,707,192

Net investment income	10,059,127

Realized and unrealized gain from:
Net realized gain from investment securities	212,820

Change in net unrealized appreciation of investment securities	10,911,784

Net realized and unrealized gain	11,124,604

Net increase in net assets resulting from operations	21,183,731

Distributions to preferred shareholders from net investment income	(86,981)

Net increase in net assets from operations applicable to common shares	$21,096,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$10,059,127	$22,174,962

Net realized gain (loss)	212,820	(2,428,481)

Change in net unrealized appreciation	10,911,784	47,867,542

Net increase in net assets resulting from operations	21,183,731	67,614,023

Distributions to preferred shareholders from net investment income	(86,981)	(377,404)

Net increase in net assets from operations applicable to common shares	21,096,750	67,236,619

Distributions to shareholders from net investment income	(10,710,918)	(21,416,715)

Share transactions–net:
Increase from transactions in common shares of beneficial interest	217,968	70,972

Net increase in net assets applicable to common shares	10,603,800	45,890,876

Net assets applicable to common shares:
Beginning of period	356,788,171	310,897,295

End of period (includes undistributed net investment income of $5,732,492 and $6,471,264, respectively)	$367,391,971	$356,788,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2012
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$21,096,750

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(27,938,005)

Proceeds from sales of investments	30,291,907

Amortization of premium	773,624

Accretion of discount	(290,464)

Increase in receivables and other assets	(93,592)

Decrease in accrued expenses and other payables	(105,720)

Net realized gain from investment securities	(212,820)

Net change in unrealized appreciation on investment securities	(10,911,784)

Net cash provided by operating activities	12,609,896

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(10,495,400)

Increase in payable for amount due custodian	50,504

Increase in VMTP Shares, at liquidation value	130,100,000

Net proceeds from the redemption of preferred shares	(130,100,000)

Net proceeds from floating rate note obligations	(2,165,000)

Net cash provided by (used in) financing activities	(12,609,896)

Net increase in cash	—

Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,173,373

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Pennsylvania Value Municipal Income Trust (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. Prior to August 27, 2012, the Trust was organized as a Pennsylvania business trust.
  The Trust’s investment objective is to seek to provide a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in Pennsylvania municipal securities rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

14        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
I.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have

15        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
J.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares and floating rate note obligations, if any.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.98%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation. The agreement was terminated on June 30, 2012.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2012, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

16        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$567,208,737	$—	$567,208,737

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.
  During the six months ended August 31, 2012, the Trust paid legal fees of $116,388 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is of counsel with the firm.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2012 were $74,927,143 and 0.83%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

17        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

  The Trust had a capital loss carryforward as of February 29, 2012 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 29, 2016	$23,201,246	$—	$23,201,246

February 28, 2017	7,115,625	—	7,115,625

February 28, 2019	789,219	—	789,219

Not subject to expiration	—	367,268	367,268

	$31,106,090	$367,268	$31,473,358

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2012 was $27,579,641 and $30,482,316, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$46,865,449

Aggregate unrealized (depreciation) of investment securities	(2,305,537)

Net unrealized appreciation of investment securities	$44,559,912

Cost of investments for tax purposes is $522,648,825.

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	August 31,	February 29,
	2012	2012

Beginning shares	23,797,266	23,791,782

Shares issued through dividend reinvestment	14,277	5,484

Ending shares	23,811,543	23,797,266

  The Board of Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Auction Rate Preferred Shares

The Trust is authorized to issue Auction Rate Preferred Shares (“ARPS”). On May 18, 2012 through June 6, 2012, the Trust redeemed all of its outstanding ARPS at their respective liquidation preference, including accrued and unpaid dividends, if any, through the redemption date. The redemptions were funded with proceeds received from issuance of VMTP Shares.
  Historically, the Trust paid annual fees equivalent to 0.25% of the ARPS liquidation value for the remarketing efforts associated with the auction. Effective March 31, 2009, the Trust decreased this amount to 0.15% due to auction failures. These fees are included as a component of Interest, facilities and maintenance fees expense on the Statement of Operations.
  Dividends, which are cumulative, are reset through auction procedures.

Range of
Series	Dividend Rates†

A	0.198-0.396%

B	0.213-0.336

C	0.198-0.35

D	0.229-0.381

†	For the period March 1, 2012 through June 6, 2012.

  The Trust was subject to certain restrictions relating to the ARPS. Failure to comply with these restrictions could have precluded the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of ARPS at liquidation value.
  Beginning February 13, 2008 and continuing through August 31, 2012, all series of ARPS of the Trust were not successfully remarketed. As a result, the dividend rates of these ARPS were reset to the maximum applicable rate.

18        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

  Transactions in ARPS were as follows:

	Series A		Series B		Series C		Series D
	Shares	Value	Shares	Value	Shares	Value	Shares	Value

Outstanding at February 29, 2012	1,065	$26,625,000	945	$23,625,000	1,539	$38,475,000	1,655	$41,375,000

Shares redeemed	(1,065)	(26,625,000)	(945)	(23,625,000)	(1,539)	(38,475,000)	(1,655)	(41,375,000)

Outstanding at August 31, 2012	—	$—	—	$—	—	$—	—	$—

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 10, 2012, the Trust issued 1,301 Series 2015/6-VPV VMTP Shares, with liquidation preference of $100,000 per share pursuant to an offering exempt from registration under the Securities Act of 1933. Proceeds from the issuance of VMTP Shares were used to redeem all of the Trust’s outstanding ARPS. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on June 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any.
  The Trust incurred costs in connection with the issuance of VMTP Shares. These costs were recorded as a deferred charge and will be amortized over the 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.
  Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends is equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index. Subsequent rates take into account a ratings spread which is based on the long term preferred share ratings assigned to the VMTP Shares by Moody’s and Fitch. The average liquidation value outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2012 were $130,100,000 and 1.27%, respectively.
  The Trust is subject to certain restrictions, such as maintaining certain asset coverage and leverage ratio requirements relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.
  For financial reporting purposes, the liquidation value of VMTP Shares, which is considered debt of the issuer, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2012:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 4, 2012	$0.075	September 18, 2012	September 28, 2012

October 1, 2012	$0.075	October 12, 2012	October 31, 2012

19        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months			Four months
	ended		Year ended	ended
	August 31,		February 29,	February 28,		Years ended October 31,
	2012		2012	2011		2010	2009	2008	2007

Net asset value per common share, beginning of period	$14.99		$13.07	$14.29		$13.51	$11.29	$15.05	$15.99

Net investment income(a)	0.42		0.93	0.32		1.00	1.02	1.09	1.08

Net gains (losses) on securities (both realized and unrealized)	0.47		1.91	(1.23)		0.71	2.06	(3.77)	(0.97)

Distributions paid to preferred shareholders
Dividends from net investment income	(0.00)		(0.02)	(0.01)		(0.03)	(0.06)	(0.33)	(0.34)

Distributions from net realized gain	—		—	—		—	—	—	0.00 (b)

Total from investment operations	0.89		2.82	(0.92)		1.68	3.02	(3.01)	(0.23)

Distributions paid to common shareholders:
Dividends from net investment income	(0.45)		(0.90)	(0.30)		(0.90)	(0.80)	(0.75)	(0.71)

Distributions from net realized gain	—		—	—		—	—	—	0.00 (b)

Total distributions to common shareholders	(0.45)		(0.90)	(0.30)		(0.90)	(0.80)	(0.75)	(0.71)

Net asset value per common share, end of period	$15.43		$14.99	$13.07		$14.29	$13.51	$11.29	$15.05

Market value per common share, end of period	$15.14		$14.77	$12.52		$14.69	$12.30	$10.38	$13.55

Total return at net asset value(c)	6.04%		22.58%	(6.38)%		12.94%

Total return at market value(d)	5.60%		26.09%	(12.76)%		27.52%	27.27%	(18.75)%	2.72%

Net assets applicable to common shares, end of period (000’s omitted)	$367,392		$356,788	$310,897		$340,009	$321,178	$268,437	$365,258

Portfolio turnover rate(e)	5%		15%	6%		16%	23%	23%	30%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements(f)	1.49	%(g)	1.20%	1.22	%(h)(i)	1.23%	1.33%	1.63%	2.29%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(f)(j)	0.98	%(g)	0.99%	0.98	%(h)(i)	1.06%	1.10%	0.96%	1.03%

Without fee waivers and/or expense reimbursements(f)	1.49	%(g)	1.25%	1.28	%(h)(i)	1.33%	1.50%	1.80%	2.44%

Ratio of net investment income before preferred share dividends	5.55	%(g)	6.71%	7.41	%(h)	7.23%	8.24%	7.87%	6.90%

Preferred share dividends	0.05	%(g)	0.11%	0.21	%(h)

Ratio of net investment income after preferred share dividends	5.50	%(g)	6.60%	7.20	%(h)	7.04%	7.71%	5.51%	4.73%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(k)	$130,100		$130,100	$154,000		$154,000	$165,000	$176,000	$220,000

Asset coverage per preferred share(k)(l)	$382,392		$93,560	$75,470		$80,199	$73,666	$63,163	$66,543

Liquidating preference per preferred share(k)	$100,000		$25,000	$25,000		$25,000	$25,000	$25,000	$25,000

(a)	Calculated using average shares outstanding.
(b)	Amount less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(d)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $359,494.
(h)	Annualized.
(i)	Ratio includes an adjustment for a change in accounting estimate for professional services fees during the period. Ratios excluding this adjustment would have been higher by 0.05%.
(j)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(k)	For the years ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(l)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding.

NOTE 13—Subsequent Event

Effective December 3, 2012, the Trust will change its name to Invesco Pennsylvania Value Municipal Income Trust.

20        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Van Kampen Pennsylvania Value Municipal Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on May 15, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board, acting directly and through its committees, meets throughout the year to review the performance of the Invesco Van Kampen funds. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Van Kampen funds, including the Fund, reflect the results of years of review and negotiation between the Trustees and Invesco Advisers and previously Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 15, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. Based on their meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Van Kampen funds, including the Fund, such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, two three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one and three year periods, the first quintile for the two year period, the fourth quintile for the five year period, and the fifth quintile for the ten year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the performance universe included leveraged closed-end municipal debt funds of various states. When considering a fund’s performance, the Board places emphasis on trends and longer term returns.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

21        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

  The Board also considered the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers), including comparisons, as applicable, to advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.
  The Board compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver, and the discontinuation of this fee waiver on June 30, 2012, would have on the Fund’s total estimated expenses.
  The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Van Kampen funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Van Kampen funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

22        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Van Kampen Pennsylvania Value Municipal Income Trust (the “Fund”) was held on July 17, 2012. The Meeting was held for the following purpose:

(1)	Elect three Class I Trustees, by the holders of Common Shares and Preferred Shares voting together as a single class, each of whom will serve for a three-year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against

(1)	David C. Arch	20,787,481	512,941
	Jerry D. Choate	20,780,592	519,830
	Suzanne H. Woolsey	20,764,921	535,501

The Meeting was adjourned until August 14, 2012, with respect to the following proposal:

(1)	Approval of an Agreement and Plan of Redomestication that provides for the reorganization of the Fund as a Delaware statutory trust by the holders of Common Shares and Preferred Shares voting separately.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Common Shares	13,074,675	403,166	305,916	8,053,935
	Preferred Shares	1,301	0	0	0

23        Invesco Van Kampen Pennsylvania Value Municipal Income Trust

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-07398	VK-CE-PAVMI-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Pennsylvania Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.